Property, plant and equipment	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, plant and equipment

3. Property and equipment:

Property and equipment, net at December 31, consists of the following:

	2015	2014
Machinery and equipment	$ 1,249	$ 1,235
Office furniture and fixtures	435	435
Leasehold improvements	125	90
Purchased software	323	323
	2,132	2,083
Less accumulated depreciation and amortization	(2,088)	(2,072)
	$ 44	$ 11